UNITED STATES
              SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

                          FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.): [x] is a restatement.
                         [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          Cadinha & Co., LLC
Address:  900 Fort Street Mall
          Suite 1240
          Honolulu, Hawaii 96813
13F File Number: 028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Neil Rose
Title:         Chief Investment Officer
Phone:         808-523-9488
Signature, Place, and Date of Signing:
Neil Rose, Honolulu, Hawaii  October 20, 2008

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:5671194
Form 13F Information Table Value Total:218221 x ($1000)
List of Other Included Managers:

FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVESTMENT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER	 	CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRETION	MANAGERS	Sole	Shared	None
ISHARES MSCI GERMANY	COM	464286806	13599	1093160	SH		SOLE				1087260	0	5900
SPDR TR UNIT SER 1	COM	78462F103	4672	44730	SH		SOLE				44730	0	0
AMGEN			COM	31162100	339	5765	SH		SOLE				5765	0	0
AMERICAN PWR CONV	COM	29066107	1662	142320	SH		SOLE				141220	0	1100
DELL COMPUTER 		COM	247025109	4746	256130	SH		SOLE				255130	0	1000
INTEL 			COM	458140100	7995	391134	SH		SOLE				389034	0	2100
MICROSOFT 		COM	594918104	570	11132	SH		SOLE				11132	0	0
AGILENT TECH		COM	00846U101	2531	129469	SH		SOLE				128769	0	700
ALBERTSON'S		COM	13104104	237	7444	SH		SOLE				7444	0	0
ABBOTT LABORATORIES	COM	2824100		1022	19710	SH		SOLE				19710	0	0
AUTOMATIC DATA PROCESS	COM	53015103	9895	210354	SH		SOLE				209254	0	1100
AMERICAN INTL GRP	COM	26874107	1137	14575	SH		SOLE				14575	0	0
AUTOLIV			COM	52800109	180	11405	SH		SOLE				11405	0	0
AMERICA ONLINE 		COM	00184A105	486	14685	SH		SOLE				14685	0	0
BANK OF AMERICA		COM	60505104	381	6532	SH		SOLE				6532	0	0
BIOTECH HOLDERS		COM	09067D201	2274	20500	SH		SOLE				20500	0	0
BELLSOUTH 		COM	79860102	650	15646	SH		SOLE				15646	0	0
BRISTOL-MYERS SQUIBB	COM	110122108	942	16949	SH		SOLE				16549	0	400
PACIFIC CENTURY FINCL	COM	694058108	1690	72309	SH		SOLE				72309	0	0
BP PLC ADR		COM	55622104	394	8006	SH		SOLE				8006	0	0
BERKSHIRE HATHAWAY A	COM	84670108	420	6	SH		SOLE				6	0	0
BANCWEST 		COM	59790105	3482	99686	SH		SOLE				99686	0	0
COMPUTER ASSOC INTL	COM	204912109	304	11824	SH		SOLE				11824	0	0
CHEVRON 		COM	166751107	9036	106616	SH		SOLE				106116	0	500
DU PONT			COM	263534109	630	16798	SH		SOLE				16798	0	0
DISNEY (WALT)		COM	254687106	414	22240	SH		SOLE				22240	0	0
DOW CHEMICAL		COM	260543103	634	19362	SH		SOLE				19362	0	0
GENERAL DYNAMICS 	COM	369550108	11702	132490	SH		SOLE				131690	0	800
GENERAL ELECTRIC	COM	369604103	8938	240275	SH		SOLE				239775	0	500
HOME DEPOT		COM	437076102	618	16095	SH		SOLE				15945	0	150
HAWAIIAN ELECTRIC 	COM	419870100	331	8496	SH		SOLE				8496	0	0
HONDA MOTOR ADR		COM	438128308	3219	50100	SH		SOLE				50100	0	0
HEINZ (H. J.)		COM	423074103	240	5700	SH		SOLE				5700	0	0
IBM			COM	459200101	11409	123610	SH		SOLE				122710	0	900
JOHNSON & JOHNSON	COM	478160104	15621	281966	SH		SOLE				280966	0	1000
J.P. MORGAN CHASE	COM	46625H100	217	6367	SH		SOLE				6367	0	0
KIMBERLY-CLARK		COM	494368103	8284	133620	SH		SOLE				132820	0	800
COCA-COLA 		COM	191216100	6858	146382	SH		SOLE				145582	0	800
LILLY (ELI)		COM	532457108	419	5195	SH		SOLE				5195	0	0
LOCKHEED MARTIN		COM	539830109	4562	104268	SH		SOLE				103668	0	600
3M			COM	604059105	9841	100015	SH		SOLE				99315	0	700
MERCK 			COM	589331107	2466	37028	SH		SOLE				37028	0	0
PEPSICO 		COM	713448108	528	10880	SH		SOLE				10880	0	0
PFIZER			COM	717081103	9429	235137	SH		SOLE				233937	0	1200
PROCTER & GAMBLE	COM	742718109	240	3292	SH		SOLE				3292	0	0
ROHM & HAAS		COM	775371107	332	10125	SH		SOLE				10125	0	0
SBC COMMUN		COM	78387G103	817	17333	SH		SOLE				17333	0	0
SCHLUMBERGER 		COM	806857108	543	11876	SH		SOLE				11676	0	200
SYSCO 			COM	871829107	325	12740	SH		SOLE				12740	0	0
TYCO INTL		COM	902124106	6799	149430	SH		SOLE				148530	0	900
UNUMPROVIDENT 		COM	91529Y106	3630	143750	SH		SOLE				142950	0	800
UNITED PARCEL 'B'	COM	911312106	3549	68285	SH		SOLE				67885	0	400
UNITED TECHNOLOGIES	COM	913017109	8452	181754	SH		SOLE				180454	0	1300
VERIZON COMMUNICATIONS 	COM	92343V104	1084	20041	SH		SOLE				20041	0	0
WALGREEN 		COM	931422109	979	28420	SH		SOLE				28420	0	0
WELLS FARGO		COM	949746101	674	15163	SH		SOLE				15163	0	0
WAL-MART STORES 	COM	931142103	10000	202026	SH		SOLE				200926	0	1100
EXXON MOBIL		COM	30231G102	15793	400848	SH		SOLE				398848	0	2000